Related Party Transactions and Balances (Details) (Mr. Xinglin Yao [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Mr. Xinglin Yao [Member]
Related Party Transaction [Line Items]
Loans repaid from related parties, Total		$ 237,774